Advances to Suppliers - Schedule of Advances to Suppliers (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024
Schedule of Advances to Suppliers [Line Items]
Prepayment for purchase of battery packs	$ 10,747,807	$ 16,637,595
Others	209,687	251,990
Advances to supplier	$ 10,957,494	$ 16,889,585